Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Summary of Segment Information

Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.

Year ended December 31, 2017	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Sales of goods / services
External customers	101,533	206,485	117,197	425,215	—	425,215
Gross profit	7,471	20,174	12,043	39,688	—	39,688
Inter-segment	890	1,044	—	1,934	(1,934)	—
Depreciation and amortization	(979)	(2,760)	(1,314)	(5,053)	(3)	(5,056)
Impairment of property, plant and equipment	(213)	(10)	—	(223)	—	(223)
Interest income	51	845	61	957	(81)	876
Interest expense	(428)	(553)	(52)	(1,033)	67	(966)
Income tax (expense)/benefit	(1,395)	(2,727)	(342)	(4,464)	(676)	(5,140)

Other disclosures
Capital expenditure	991	3,332	590	4,913	—	4,913

5.	SEGMENT INFORMATION (continued)

					Corporate
					expense
					adjustments
Year ended December 31, 2016	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Sales of goods / services
External customers	93,931	152,935	137,699	384,565	—	384,565
Gross profit	5,033	13,421	13,154	31,608	—	31,608
Inter-segment	2,522	(41)	—	2,481	(2,481)	—
Depreciation and amortization	(1,423)	(2,689)	(1,439)	(5,551)	(3)	(5,554)
Impairment of property, plant and equipment	(1,132)	(1,392)	—	(2,524)	—	(2,524)
Interest income	34	1,022	97	1,153	(108)	1,045
Interest expense	(692)	(282)	(86)	(1,060)	98	(962)
Income tax (expense)/benefit	2,844	(2,059)	(538)	247	(757)	(510)

Other disclosures
Capital expenditure	697	4,198	275	5,170	—	5,170

					Corporate
					expense
					adjustments
Year ended December 31, 2015	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Sales of goods / services
External customers	90,237	165,354	134,041	389,632	—	389,632
Gross profit	1,888	9,488	12,113	23,489	—	23,489
Inter-segment	2,381	1,502	—	3,883	(3,883)	—
Depreciation and amortization	(1,511)	(2,699)	(1,480)	(5,690)	(3)	(5,693)
Interest income	15	621	77	713	(16)	697
Interest expense	(804)	(467)	(40)	(1,311)	7	(1,304)
Income tax (expense)/benefit	614	(655)	(223)	(264)	(202)	(466)

Other disclosures
Capital expenditure	594	6,409	427	7,430	14	7,444
					Corporate
					adjustments
	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2017
Total assets	63,853	181,232	85,838	330,923	3,920	334,843
Total liabilities	28,928	55,877	21,647	106,452	5,565	112,017
As of December 31, 2016
Total assets	59,120	145,549	86,325	290,994	2,602	293,596
Total liabilities	31,406	36,929	24,435	92,770	3,651	96,421

Reconciliation of Segment Gross Profit

Reconciliation of segment gross profit

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Gross profit	39,688	31,608	23,489

Other operating income	5,084	5,441	1,140
Selling, general and administrative expenses	(27,248)	(26,325)	(27,007)
Other operating expenses	(909)	(3,386)	(332)
Operating profit/(loss)	16,615	7,338	(2,710)

Finance costs	(1,221)	(1,147)	(1,547)
Finance income	876	1,045	697
Share of loss of associates	(3)	(710)	(801)
Impairment of investment in associates	—	(126)	—
Loss on liquidation of subsidiary	(261)	—	—
Exchange gain / (loss)	2,784	(38)	(4,223)
Other income	214	267	119
Other expense	(336)	(94)	(180)
Profit/(loss) before tax	18,668	6,535	(8,645)

Reconciliation of Assets and Liabilities

Reconciliation of assets:

	As of December 31,
	2017	2016
	US$’000	US$’000
Segment operating assets	330,923	290,994

Corporate and other assets	2,916	2,928
Investment in associates	861	786
Deferred tax assets	3,022	3,114
Inter-segment elimination	(2,879)	(4,226)
Total assets	334,843	293,596
5.	SEGMENT INFORMATION (continued)

Reconciliation of liabilities:

	As of December 31,
	2017	2016
	US$’000	US$’000
Segment operating liabilities	106,452	92,770

Corporate liabilities	5,287	5,257
Deferred tax liabilities	3,154	2,588
Inter-segment elimination	(2,876)	(4,194)
Total liabilities	112,017	96,421

Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile

Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Revenues from external customers

Thailand	158,565	110,569	128,213
Singapore	76,453	105,431	90,960
Australia	34,901	27,918	36,731
PRC	108,561	96,956	93,718
Southeast Asia	46,685	43,677	40,001
Northeast Asia	50	14	9
	425,215	384,565	389,632

Long-lived assets by the country of domicile are summarized as follow:

	As of December 31,
	2017	2016
	US$’000	US$’000
Long-lived assets by area:
Thailand	28,140	25,011
Singapore	6,831	6,821
China	6,333	6,757
Australia	2,984	2,935
Corporate	6	9
Total long-lived assets	44,294	41,533